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General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, Missouri 63128



                                                     May 4, 2007




VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.   20549

         Re:      General American Separate Account Eleven
                  File No. 333-73672 (American Vision Series VUL 2002) Rule 497(j) Certification


Commissioners:

         On behalf of General American Life Insurance Company (the "Company") and General American Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI for that product contained in the Post-Effective Amendment No. 6 for the Account filed with the Commission on April 23, 2007.

         If you have any questions, please contact me at (617) 578-3031.

                                           Sincerely,

                                           /s/ John E. Connolly, Jr.

                                           John E. Connolly, Jr., Esq.
                                           Assistant General Counsel
                                           Metropolitan Life Insurance Company